UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05537

Nicholas Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2004

Date of reporting period: 12/31/2004

Item 1. Report to Stockholders.

February 2005

NICHOLAS MONEY MARKET FUND, INC.

Report to Fellow Shareholders:

The year 2004 began with short-term interest rates near their all-time lows before the U.S. economy began to pick-up. According to early estimates, inflation adjusted gross domestic product ("GDP") increased by over 4% for the year, the most since 1999. Increased business investment and continued consumer spending were large contributors to growth. This allowed the Federal Reserve policy makers (the "Fed") to begin raising the Fed Funds target rate in mid-2004 by a quarter-percent and subsequently raise the rate by the same amount four more times, until at years-end it stood at 2.25%. Short-term interest rates, moving in concert, also increased, most noticeably in the second-half of the year. Because the rate increases occurred in the later part of the year, the Funds total return for 2004 only increased to 0.91% from the prior years 0.75%. However, the increase in the seven-day current and effective yields compared to the same yields from a year ago, as shown in the chart below, displays a much larger gap in short-term rates and gives a better indication of where rates are going.

Selected yields are provided in the chart below for the periods ended December 31, 2004 and 2003:

	Yield As Of 12/31/2004	Yield As Of 12/31/2003
Current 7-day	1.75%	0.62%
Effective 7-day	1.76%	0.62%
Current 30-day	1.68%	0.75%
Effective 30-day	1.69%	0.75%

The current yield represents the annualized net investment income per share for the stated time periods. The effective yield assumes compounding. Past performance is no guarantee of future results. Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Investment returns, principal value and yield will fluctuate, so that you may have a gain or loss when you sell your shares. Performance data current to the most recent month-end, which may be higher or lower than that cited, is available at www.nicholasfunds.com/returns.htm. An investment in the Fund is neither insured nor guaranteed by the United States Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

At December 31, 2004, the Fund’s dollar weighted average portfolio maturity was 29 days. Approximately 95% of the Fund’s holdings were in corporate commercial paper. For the period ended December 31, 2004, the Fund ranked within the top 18th percentile (60 out of 351 funds) for 12-month total return as compared to its taxable first-tier money market fund peer group as reported by "Money Market Insight," a publication of iMoneyNet, Inc. The average 12-month return for the taxable first-tier group at December 31, 2004 was 0.66% compared to the Fund’s return of 0.91%. Also, as reported by the same publication, the Fund’s 30-day yield ranked within the top 13th percentile (45 out of 369) at year-end.

In early February 2005, the Fed boosted the target rate to 2.50%. This adheres to the "increases at a measured pace" they began last year. Some Fed watchers believed when the Fed met at this time they might signal more aggressive rate hikes for the year due to possible inflationary concerns. Core inflation has remained in a manageable range for now, but with productivity growth falling, companies might be compelled to hire more workers; therefore driving up labor costs. Combined with high energy costs it might be difficult for companies not to pass-on price increases to consumers. Although the Fed is ever mindful of potential inflation, and would increase rates to offset these effects, the recent cooling off of GDP in the fourth-quarter of 2004 (in part due to the large trade deficit) and an early February weaker-than-expected jobs report, might persuade them to keep the rate changes at a gradual pace.

Because it is impossible to predict all the events that affect the economy and short-term rates, it is foolish to say with certainly which way rates will go. For those invested in money markets current indications point toward steady increases for most of this year.

Thank you for your continued support.

Sincerely,

Jeffrey T. May

Portfolio Manager

-------------------------------------------------------------------------------
Portfolio Maturity (As a Percentage of Portfolio)
December 31, 2004 (unaudited)
-------------------------------------------------------------------------------
        BAR CHART PLOT POINTS
        1 Day .....................................................     0.00%
        2 - 7 Days ................................................    14.61%
        8 - 30 Days ...............................................    39.79%
        31 - 60 Days ..............................................    39.29%
        61 - 90 Days ..............................................     6.31%
        > 90 Days .................................................     0.00%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended December 31, 2004 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.
The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.
                      Beginning          Ending
                       Account          Account             Expenses
                        Value            Value             Paid During
                       07/01/04         12/31/04             Period*
        --------------------------------------------------------------
        Actual          $1,000           $1,006               $2.42
        Hypothetical     1,000            1,045                2.47
         (5% return before expenses)
        * Expenses are equal to the Fund's annualized expense ratio of 0.48%, multiplied by the average account value over the period, multiplied by 184 then divided by 366.

Statement of Net Assets
December 31, 2004
-------------------------------------------------------------------------------
                                                      Yield to       Amortized
  Principal                               Maturity    Maturity          Cost
   Amount                                   Date     (Note 1(b))    (Note 1(a))
-------------                            ----------  -----------   ------------
COMMERCIAL PAPER - 98.56%
  $2,500,000 Coca-Cola Enterprises Inc.  01/03/2005     2.19%       $ 2,500,000
   1,075,000 Bristol-Myers
              Squibb Company             01/04/2005     2.34%         1,074,931
   1,675,000 Toyota Motor
              Credit Corporation         01/04/2005     2.09%         1,674,905
   2,000,000 American Honda
              Finance Corporation        01/05/2005     2.18%         1,999,762
     530,000 Toyota Motor
              Credit Corporation         01/05/2005     2.14%           529,938
     870,000 Shell Finance (U.K.) PLC    01/06/2005     2.18%           869,845
     700,000 Shell Finance (U.K.) PLC    01/06/2005     2.24%           699,871
     900,000 Toyota Credit
              de Puerto Rico Corporation 01/06/2005     2.29%           899,831
   2,370,000 American Express
              Credit Corporation         01/07/2005     2.23%         2,369,421
   1,000,000 American Honda
              Finance Corporation        01/07/2005     2.07%           999,775
   1,600,000 Credit Suisse
              First Boston (USA) Inc.    01/10/2005     2.21%         1,599,325
   3,000,000 Credit Suisse
              First Boston (USA) Inc.    01/10/2005     2.19%         2,998,746
   1,300,000 Marshall & Ilsley
              Corporation                01/12/2005     2.16%         1,299,311
   1,500,000 U.S. Bancorp                01/13/2005     2.18%         1,499,109
   4,250,000 Prudential plc              01/14/2005     2.21%         4,247,182
     675,000 American Honda
              Finance Corporation        01/18/2005     2.19%           674,395
     500,000 E.I. duPont
              de Nemours & Company       01/18/2005     2.20%           499,550
     610,000 Toyota Credit
              de Puerto Rico Corporation 01/18/2005     2.22%           609,446
     500,000 UBS Finance (Delaware) LLC  01/18/2005     2.27%           499,535
   2,000,000 Bristol-Myers
              Squibb Company             01/19/2005     2.30%         1,997,982
   1,800,000 Citigroup Global
              Markets Inc.               01/19/2005     2.23%         1,798,248
   1,125,000 E.I. duPont
              de Nemours & Company       01/20/2005     2.17%         1,123,868
   1,100,000 Bank of America Corporation 01/21/2005     2.36%         1,098,724
     850,000 Morgan Stanley              01/21/2005     2.38%           849,006
   1,700,000 Pfizer Inc.                 01/21/2005     2.20%         1,698,164
   1,050,000 General Electric
              Capital Corporation        01/24/2005     2.29%         1,048,622
   1,820,000 Merrill Lynch & Co., Inc.   01/24/2005     2.32%         1,817,579
   2,225,000 Abbott Laboratories         01/25/2005     2.21%         2,222,049
   1,000,000 Wal-Mart Stores, Inc.       01/25/2005     2.24%           998,656
     775,000 Toyota Credit
              de Puerto Rico Corporation 01/26/2005     2.26%           773,901
   3,500,000 Wal-Mart Stores, Inc.       01/26/2005     2.25%         3,495,058
   1,375,000 Morgan Stanley              01/27/2005     2.38%         1,372,855
     890,000 Morgan Stanley              01/27/2005     2.37%           888,617
   2,000,000 Shell Finance (U.K.) PLC    01/28/2005     2.24%         1,996,944
   4,000,000 Barclays U.S. Funding LLC   01/31/2005     2.28%         3,993,031
   1,510,000 Fortune Brands, Inc.        01/31/2005     2.23%         1,507,428
   1,975,000 UBS Finance (Delaware) LLC  01/31/2005     2.27%         1,971,574
   1,250,000 Fortune Brands, Inc.        02/01/2005     2.23%         1,247,795
     305,000 General Electric
              Capital Corporation        02/02/2005     2.30%           304,426
     375,000 LaSalle Bank Corporation    02/03/2005     2.32%           374,264
   1,240,000 Siemens Capital
              Company, LLC               02/04/2005     2.35%         1,237,454
   1,345,000 Siemens Capital
              Company, LLC               02/04/2005     2.36%         1,342,226
   1,135,000 Citigroup Global
              Markets Inc.               02/07/2005     2.31%         1,132,495
   2,550,000 LaSalle Bank Corporation    02/08/2005     2.33%         2,544,161
   1,800,000 Siemens Capital
              Company, LLC               02/10/2005     2.34%         1,795,630
     525,000 Shell Finance (U.K.) PLC    02/11/2005     2.36%           523,680
     725,000 Bank of America Corporation 02/14/2005     2.23%           723,147
     500,000 Fortune Brands, Inc.        02/14/2005     2.37%           498,641
   1,700,000 Citigroup Global
              Markets Inc.               02/15/2005     2.34%         1,695,330
   1,050,000 General Electric
              Capital Corporation        02/16/2005     2.40%         1,046,971
   1,500,000 Sara Lee Corporation        02/17/2005     2.42%         1,495,538
   2,750,000 Pfizer Inc.                 02/22/2005     2.30%         2,741,368
   1,000,000 Fortune Brands, Inc.        02/23/2005     2.39%           996,671
     500,000 UBS Finance (Delaware) LLC  02/23/2005     2.30%           498,406
     539,000 Bank of America Corporation 02/24/2005     2.30%           537,241
   1,500,000 Sara Lee Corporation        02/24/2005     2.43%         1,494,921
     858,000 General Electric
              Capital Corporation        02/25/2005     2.41%           855,006
   1,250,000 UBS Finance (Delaware) LLC  02/28/2005     2.34%         1,245,538
     380,000 U.S. Bancorp                03/01/2005     2.42%           378,568
   1,575,000 Marshall & Ilsley
              Corporation                03/02/2005     2.40%         1,569,012
   1,500,000 Marshall & Ilsley
              Corporation                03/07/2005     2.40%         1,493,805
   1,075,000 U.S. Bancorp                03/08/2005     2.43%         1,070,432
     755,000 U.S. Bancorp                03/10/2005     2.42%           751,706
   1,000,000 General Electric
              Capital Corporation        03/24/2005     2.47%           994,600
                                                                    -----------
              TOTAL COMMERCIAL PAPER ..                              88,786,216
                                                                    -----------
U.S. GOVERNMENT OBLIGATIONS - 4.94%
   4,450,000 Federal Home Loan
              Bank System                02/04/2005     1.30%         4,450,000
                                                                    -----------
VARIABLE RATE SECURITIES - 0.01%
       8,874 U.S. Bank N.A. (1)          01/03/2005     2.19%             8,874
                                                                    -----------

              TOTAL INVESTMENTS
               - 103.51%...............                              93,245,090
                                                                    -----------
              LIABILITIES, NET OF
               OTHER ASSETS - (3.51)% .                              (3,162,154)
                                                                    -----------
              TOTAL NET ASSETS
               (Basis of percentages
               disclosed above) - 100%                              $90,082,936
                                                                    -----------
                                                                    -----------
             NET ASSET VALUE PER SHARE ($0.0001 par value, 3,000,000,000 shares authorized), offering price and redemption price
              ($90,082,936 / 90,082,936 shares outstanding) ............. $1.00
                                                                          -----
                                                                          -----
(1)  Subject to a demand feature as defined by the Securities and Exchange
Commission.

The accompanying notes to financial statements are an integral part of this statement.
Statement of Operations
For the year ended December 31, 2004
-------------------------------------------------------------------------------
INCOME
    Interest ..................................................     $1,302,830
                                                                    ----------
EXPENSES
    Management fee ............................................        283,809
    Transfer agent fees .......................................         46,122
    Registration fees .........................................         32,862
    Legal fees ................................................         19,360
    Audit and tax fees ........................................         16,200
    Accounting system and pricing service fees ................         10,603
    Postage and mailing .......................................          9,654
    Accounting and administrative fee .........................          8,606
    Directors' fees ...........................................          8,000
    Printing ..................................................          5,911
    Custodian fees ............................................          4,651
    Insurance .................................................            575
    Other operating expenses ..................................          2,802
                                                                    ----------
         Total expenses .......................................        449,155
                                                                    ----------
         Net investment income ................................     $  853,675
                                                                    ----------
                                                                    ----------
The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
-------------------------------------------------------------------------------
                                                  2004                2003
                                             -------------       -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment income ..................  $    853,675       $     952,613
                                              ------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income .............      (853,675)           (952,613)
                                              ------------       -------------
CAPITAL SHARE TRANSACTIONS
 (all at $1.00 per share)
    Proceeds from shares issued ............    40,521,567          76,550,288
    Reinvestment of distributions ..........       779,104             997,227
    Cost of shares redeemed ................   (52,280,862)       (108,583,498)
                                              ------------       -------------
         Decrease in net assets
          derived from capital share
          transactions .....................   (10,980,191)        (31,035,983)
                                              ------------       -------------
         Total decrease in net assets ......   (10,980,191)        (31,035,983)
                                              ------------       -------------
NET ASSETS
    Beginning of period ....................   101,063,127         132,099,110
                                              ------------       -------------
    End of period ..........................  $ 90,082,936       $ 101,063,127
                                              ------------       -------------
                                              ------------       -------------

The accompanying notes to financial statements are an integral part of these statements.
Financial Highlights
For a share outstanding throughout the period
--------------------------------------------------------------------------------------
                                                     Year ended December 31,
                                         ---------------------------------------------
                                          2004      2003      2002      2001      2000
                                          ----      ----      ----      ----      ----
NET ASSET VALUE, BEGINNING OF PERIOD     $1.00     $1.00     $1.00     $1.00     $1.00
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income ...............   .009      .007      .014      .037      .060
                                         -----     -----     -----     -----     -----
  LESS DISTRIBUTIONS
  From net investment income ..........  (.009)   (.007)    (.014)    (.037)    (.060)
                                         -----     -----     -----     -----     -----
NET ASSET VALUE, END OF PERIOD ........  $1.00     $1.00     $1.00     $1.00     $1.00
                                         -----     -----     -----     -----     -----
                                         -----     -----     -----     -----     -----
TOTAL RETURN ..........................   .91%      .75%     1.39%     3.81%     6.19%
SUPPLEMENTAL DATA:
Net assets, end of period (millions) ..  $90.1    $101.1    $132.1    $143.8    $160.4
Ratio of expenses to
 average net assets ...................   .48%      .43%      .42%      .44%      .45%
Ratio of net investment income
 to average net assets ................   .91%      .75%     1.38%     3.78%     6.02%

The accompanying notes to financial statements are an integral part of these highlights.

Notes to Financial Statements
December 31, 2004
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Money Market Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.
    The following is a summary of the significant accounting policies of the
    Fund:
    (a)  Securities held by the Fund, which are purchased at a discount or premium, are valued utilizing the amortized cost method in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein.
         Amortized cost approximates market value and does not take into account unrealized gains or losses or the impact of fluctuating interest rates, rather a security is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.  Variable rate instruments purchased at par are valued at cost which approximates market value.  Investment transactions are generally accounted for on the trade date.
    (b)  Yield to maturity is calculated at date of purchase for commercial paper.  For variable rate securities, the yield to maturity is calculated based on current interest rate and payment frequency.
    (c)  The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases investments which have maturities of 397 days or less.  As of December 31, 2004, the Fund's dollar-weighted average portfolio maturity was 29 days.  Days to maturity on variable rate securities are based on the number of days until the interest reset date or demand feature, whichever is longer.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute all of its net investment income and otherwise comply with the provisions of Subchapter M of the
         Internal Revenue Code applicable to regulated investment companies.
         The character of distributions made during the year from net investment income for financial reporting purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.
         Dividends from net investment income of the Fund are accrued daily and paid monthly.  Net realized capital gains, if any, are distributed at least annually.  Any short-term capital gain distributions are included in ordinary income for tax purposes.  The Fund distributed
         $853,675 and $952,613 of ordinary income during the years ended
         December 31, 2004 and 2003.  There are no differences between the total cost of securities for financial reporting purposes and federal income tax purposes as of December 31, 2004.
    (e)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .30% of the average net asset value of the Fund.
         As of December 31, 2004, the Fund owed the Adviser $24,559 for advisory services.  The Adviser has voluntarily agreed to reimburse the Fund if total operating expenses (other than the management fee)
         incurred by the Fund exceed .50% of the average net assets for the year.  No such reimbursements were made in 2004.  Also, the Adviser may be paid for accounting and administrative services rendered by its personnel.  The Fund incurred expenses of $8,606 for accounting and administrative services during the year ended December 31, 2004.
    (b)  Independent Counsel --
         A director of the Adviser is affiliated with the law firm that provides services to the Fund.  The Fund incurred expenses of $15,505 for the year ended December 31, 2004 for services rendered by the law firm.
Report of Independent Registered Public Accounting Firm
-------------------------------------------------------------------------------
To the Shareholders and Board of Directors of Nicholas Money Market Fund, Inc.:
We have audited the accompanying statement of net assets of Nicholas Money
Market Fund, Inc. (the "Fund"), as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended.
These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The Fund's financial highlights for the periods ended prior to December 31, 2002, were audited by other auditors who have ceased operations.  Those auditors expressed an unqualified opinion on those financial highlights in their report dated
January 14, 2002.
We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund's custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin
January 27, 2005
INFORMATION ON PROXY VOTING
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-227-5987 (toll-free) or 414-272-6133.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the period from July 1, 2003 to June 30, 2004 is also available on the Fund's website, www.nicholasfunds.com, and the SEC's website, www.sec.gov.
QUARTERLY PORTFOLIO SCHEDULE
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

DIRECTORS AND OFFICERS OF THE FUND
(unaudited)
-----------------------------------------------------------------------------------------------------------------------
    The following table sets forth the pertinent information about the Fund's directors and officers as of December 31,
2004.  Unless otherwise listed, the business address of each director and officer is 700 North Water Street, Milwaukee,
WI 53202.
                                                                                             Number of
                                                  Term of                                  Portfolios in      Other
                                                 Office and                                Fund Complex   Directorships
                                Positions Held   Length of      Principal Occupations        Overseen         Held
Name and Age                       With Fund    Time Served      During Past 5 Years        by Director    by Director
-----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
Albert O. Nicholas, 73 (1), (3)  President and  (2), 17 years  Chief Executive Officer and        3            None
                                 Director                      Chairman of the Board, Nicholas
                                                               Company, Inc., the Adviser
                                                               to the Fund.  He has been
                                                               Co-Portfolio Manager of Nicholas
                                                               Fund, Inc.; and Nicholas Equity
                                                               Income Fund, Inc. since
                                                               July 2001.  He formerly was the
                                                               sole Portfolio Manager of
                                                               these funds, since the
                                                               time the Adviser managed them.
DISINTERESTED DIRECTORS
Timothy P. Reiland, 48           Director       (2), 2 years   Private Investor, Consultant,      6            None
                                                               Chairman and Chief Financial
                                                               Officer, Musicnotes, Inc.,
                                                               October 2001 to present.
                                                               Investment Analyst from 1987
                                                               to October 2001, Tucker Anthony
                                                               Incorporated, a brokerage firm.
                                                               He is a Chartered Financial
                                                               Analyst.
Jay H. Robertson, 53             Director       (2), 10 years  Private Investor, April 2000       7            None
                                                               to present.  Chairman of the
                                                               Board of Robertson-Ryan and
                                                               Associates, Inc., an insurance
                                                               brokerage firm from 1993 to
                                                               March 2000.
OFFICERS
David L. Johnson, 62 (3)         Executive       Annual,       Executive Vice President,
                                 Vice President  17 years      Nicholas Company, Inc., the
                                                               Adviser to the Fund.
Thomas J. Saeger, 60             Executive       Annual,       Executive Vice President and
                                 Vice President  17 years      Assistant Secretary, Nicholas
                                 and Secretary                 Company, Inc., the Adviser to
                                                               the Fund.
David O. Nicholas, 43 (3)        Senior Vice     Annual,       President, Chief Investment
                                 President       10 years      Officer and Director, Nicholas
                                                               Company, Inc., the Adviser to the
                                                               Fund. He has been Portfolio
                                                               Manager for Nicholas II, Inc.
                                                               and Nicholas Limited Edition, Inc.
                                                               and has been Co-Portfolio Manager
                                                               of Nicholas Fund, Inc.; and also
                                                               Nicholas Income Fund, Inc. and
                                                               Nicholas Equity Income Fund, Inc.
                                                               since April 2001 and July 2001,
                                                               respectively.
Jeffrey T. May, 48               Senior Vice     Annual,       Senior Vice President, Treasurer
                                 President,      17 years      and Chief Compliance Officer, Nicholas
                                 Treasurer,                    Company, Inc., the Adviser to the
                                 Chief                         Fund.
                                 Compliance
                                 Officer and
                                 Portfolio
                                 Manager
Lynn S. Nicholas, 48 (3)         Vice President  Annual,       Senior Vice President, Nicholas
                                                 17 years      Company, Inc. the Adviser to the
                                                               Fund.
Kathleen A. Evans, 56            Vice President  Annual,       Vice President, Nicholas Company,
                                                 17 years      Inc., the Adviser to the Fund.

Candace L. Lesak, 47             Vice President  Annual,       Employee, Nicholas Company, Inc.,
                                                 12 years      the Adviser to the Fund.
____________________
(1)     Albert O. Nicholas is the only director of the Fund who is an "interested person"
        of the Fund, as that term is defined in the 1940 Act.  Mr. Nicholas is Chief Executive
        Officer and a Director of the Adviser and owns 97% of the outstanding voting securities of the Adviser.
(2)     Until duly elected or re-elected at a subsequent annual meeting of the Fund.
(3)     David O. Nicholas and Lynn S. Nicholas are the son and daughter, respectively, of Albert O.
        Nicholas.  David L. Johnson is the brother-in-law of Albert O. Nicholas.
    The Fund's Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling 800-227-5987 (toll-free)
or 414-272-6133.

Nicholas Money Market Fund, Inc. Privacy Policy
(unaudited)
-------------------------------------------------------------------------------
      Nicholas Money Market Fund, Inc. respects each shareholders' right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
      We collect the following non-public personal information about you:
      * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
      * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
      * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.

                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
      We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
      We may share non-public personal information about you:
      * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
      * With a party representing you, with your consent, such as your broker or lawyer.
      * When required by law, such as in response to a subpoena or other legal process.
      The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
      In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.
                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

           THOMAS J. SAEGER, Executive Vice President and Secretary

               JEFFREY T. MAY, Senior Vice President, Treasurer
                         and Chief Compliance Officer

                   DAVID O. NICHOLAS, Senior Vice President

                       LYNN S. NICHOLAS, Vice President

                       KATHLEEN A. EVANS, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-272-6133 or 800-227-5987

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                 Independent Registered Public Accounting Firm
                             DELOITTE & TOUCHE LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                 ANNUAL REPORT

                       NICHOLAS MONEY MARKET FUND, INC.
700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com
December 31, 2004

Item 2. Code of Ethics.

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND

SENIOR FINANCIAL OFFICERS

I.    Covered Officers/Purpose of the Code

    The Nicholas Family of Funds code of ethics (this "Code") for the investment companies within the complex (collectively, "Funds" and each, "Company") applies to the Company's Principal Executive Officer and Principal Financial Officer (the "Covered Officers" each of whom are set forth in Exhibit A) for the purpose of promoting:

* honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

* full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Company;

* compliance with applicable laws and governmental rules and regulations;

* the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

* accountability for adherence to the Code.

    Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

    Overview. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his service to, the Company. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Company.

    Certain conflicts of interest arise out of the relationships between Covered Officers and the Company and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Company because of their status as "affiliated persons" of the Company. The Company's and the investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

    Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Company and the investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Company or for the adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the adviser and the Company. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Company and the adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Company. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of Directors ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

    Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Company.

* * *

    Each Covered Officer must:

* not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Company whereby the Covered Officer would benefit personally to the detriment of the Company;

* not cause the Company to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Company;

* not use material non-public knowledge of portfolio transactions made or contemplated for the Company to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

* report, at least annually:

* officer and director positions in corporations, public or private, for profit or not for profit, or in which the Covered Officer or any of his immediate family members holds 5% or more of its outstanding stock;

* Positions as a trustee, executor or other fiduciary;

* Ownership interest in any broker-dealer or bank;

* Transactions between the Covered Officer and any of the Nicholas Family of Funds, the Nicholas Company or any company in which any director of any of the Nicholas Family of Funds is an officer or director.

* Situations in which any immediate family member of the Covered Employee is an officer, director or employee of any company in which any officer or director of the Nicholas Company or any of the Nicholas Family of Funds is a director or executive officer.

    There are some conflict of interest situations that should always be discussed with the appropriate officer if material. If the matter involves Jeffrey T. May, he should discuss the matter with David O. Nicholas. If the matter involves any other person, that person should discuss the matter with Jeffrey T. May. In each case, the officer with whom such matter is discussed is encouraged to review the matter with counsel to the Company. Examples of these include:

* service as a director on the board of any public company;

* the receipt of any non-nominal gifts;

* the receipt of any entertainment from any company with which the Company has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

* any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than its investment adviser, principal underwriter, administrator or any affiliated person thereof;

* a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Company for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. Disclosure and Compliance

* Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Company;

* each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Company to others, whether within or outside the Company, including to the Company's directors and auditors, and to governmental regulators and self-regulatory organizations;

* each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and the adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds files with, or submits to, the SEC and in other public communications made by the Funds; and

* it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV. Reporting and Accountability

    Each Covered Officer must:

* upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read, and understands the Code;

* annually thereafter affirm to the Board that he has complied with the requirements of the Code;

* not retaliate against any other Covered Officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

* notify the appropriate person promptly if he knows of any violation of this Code. Failure to do so is itself a violation of this Code. Each Covered Officer should notify Jeffrey T. May unless the person violating the Code is Jeffrey T. May, in which case such person should notify David O. Nicholas. In each case, each Covered Officer is encouraged to also contact counsel to the Fund.

    Jeffrey T. May is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation; provided that if the situation involves Jeffrey T. May directly, then Mr. David O. Nicholas is responsible for applying the Code to him and he has authority to interpret the Code with respect to such application. Both Jeffrey T. May and David O. Nicholas are encouraged to discuss the matter with counsel to the Fund. However, any approvals or waivers sought by the Principal Executive Officer will be considered by the Independent Directors (the "Committee").

    The Company will follow these procedures in investigating and enforcing this Code:

* Jeffrey T. May or David O. Nicholas, with the advice of counsel will take all appropriate action to investigate any potential violations reported to him;

* if, after such investigation, the officer making such investigation believes that no violation has occurred, he is not required to take any further action;

* any matter that the officer making the investigation believes is a violation will be reported to the independent directors;

* if the independent directors concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer;

* the independent directors will be responsible for granting waivers, as appropriate; and

* any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V. Other Policies and Procedures

    This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Funds' and their investment adviser's codes of ethics under Rule 17j-1 under the Investment Company Act and the adviser's more detailed policies and procedures are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI. Amendments

    Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent directors.

VII. Confidentiality

    All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board and its counsel, the appropriate Company and the Nicholas Company.

VIII. Internal Use

    The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Company, as to any fact, circumstance, or legal conclusion.

Date: November 20, 2003

Affirmed: November 19, 2004

Exhibit A

Persons Covered by this Code of Ethics

The Nicholas Company	Albert O. Nicholas	Jeffrey T. May
Nicholas Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas II, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Limited Edition, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Income Fund, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Equity Income Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas Liberty Fund	David O. Nicholas	Jeffrey T. May
Nicholas Money Market Fund, Inc.	Albert O. Nicholas	Jeffrey T. May

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that Mr. Timothy P. Reiland, an independent director, qualifies as an audit committee financial expert as that term is defined for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Fund's principal accountant (the "Auditor") for the audit of the Fund's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $13,750 in 2004 and $13,750 in 2003.

(b) Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the Auditor to the Fund that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,250 in 2004 and $2,250 in 2003. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed in each of the last two fiscal years for Tax Services by the Auditor to the Fund's investment adviser which required pre-approval by the Board of Directors as described in paragraph (e)(1) of this Item 4.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item 4.

There were no fees billed in each of the last two fiscal years for Non-Audit Services by the Auditor to the Fund's investment adviser which required pre-approval by the Board of Directors as described in paragraph (e)(1) of this Item 4.

(e) Audit Committee Pre-Approval Policies and Procedures. The Fund's Board of Director's has not adopted any pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.  The Fund's Board of Directors meets with the Auditors and management to review and pre-approve the Auditor's engagements for audit and non-audit services to the Fund and its Adviser prior to each engagement.

(f)  No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed in each of the last two fiscal years by the Auditor for services rendered to the Fund or the Fund's investment adviser that provides ongoing services.

(h)  No disclosures are required by this Item 4(h).

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 02/28/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 02/28/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 02/28/2005